AQR International Multi-Style Fund Expense Example - AQR International Multi-Style Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	771
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,070
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	$ 650